Mortgage Notes Payable (Schedule of Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011 property
Debt Instrument [Line Items]
Outstanding Loan Amount	$ 229,360	$ 5,060
Mortgages [Member]
Debt Instrument [Line Items]
Encumbered Properties, in properties	135	1
Outstanding Loan Amount	$ 229,360	$ 5,060
Debt, Weighted Average Interest Rate	4.24%	3.75%	[1]
Debt, Weighted Average Maturity Term	5 years 9 months 27 days	4 years 10 months 2 days
Effective Interest Rate		3.75%
Minimum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Effective Interest Rate	3.32%
Maximum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Effective Interest Rate	6.13%

[1]	Mortgage notes payable have fixed rates or rates that are fixed through the use of interest rate hedging instruments. Effective interest rates range from 3.32% to 6.13% at December 31, 2012. The effective interest rate was 3.75% on the one mortgage note payable at December 31, 2011.